FAIR VALUE MEASUREMENTS (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Carrying Amount
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 5,619.5	$ 6,548.8
Fair Value
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 5,980.9	$ 6,766.0